Quarterly Holdings Report
for

Fidelity® Founders Fund

January 31, 2020

RFFF-QTLY-0320
1.9892521.100

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATION SERVICES - 10.7%
Entertainment - 0.9%
Netflix, Inc. (a)	699	$241,218
Interactive Media & Services - 9.8%
Alphabet, Inc. Class C (a)	1,150	1,649,365
Facebook, Inc. Class A (a)	4,326	873,463
Tencent Holdings Ltd. sponsored ADR	4,573	219,092
		2,741,920

TOTAL COMMUNICATION SERVICES		2,983,138

CONSUMER DISCRETIONARY - 15.0%
Diversified Consumer Services - 0.4%
Arco Platform Ltd. Class A (a)	2,331	120,932
Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp.	3,913	116,803
Chipotle Mexican Grill, Inc. (a)	339	293,832
Marriott International, Inc. Class A	652	91,319
Melco Crown Entertainment Ltd. sponsored ADR	1,809	36,488
Monarch Casino & Resort, Inc. (a)	443	23,780
Shake Shack, Inc. Class A (a)	1,126	75,949
		638,171
Household Durables - 0.9%
D.R. Horton, Inc.	2,800	165,760
Toll Brothers, Inc.	1,867	82,820
		248,580
Internet & Direct Marketing Retail - 8.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,690	349,137
Amazon.com, Inc. (a)	704	1,414,139
GrubHub, Inc. (a)	1,095	59,294
MercadoLibre, Inc. (a)	154	102,102
Ocado Group PLC (a)	5,197	83,964
Pinduoduo, Inc. ADR (a)	5,024	176,945
Revolve Group, Inc.	2,769	49,261
The RealReal, Inc.	5,317	76,937
Wayfair LLC Class A (a)	146	13,680
		2,325,459
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	3,239	282,020
Specialty Retail - 0.4%
Five Below, Inc. (a)	847	95,897
Textiles, Apparel & Luxury Goods - 1.7%
LVMH Moet Hennessy Louis Vuitton SE	412	179,415
Moncler SpA	4,703	203,419
Ralph Lauren Corp.	829	94,092
		476,926

TOTAL CONSUMER DISCRETIONARY		4,187,985

CONSUMER STAPLES - 2.0%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	505	179,972
Fever-Tree Drinks PLC	1,994	36,231
Monster Beverage Corp. (a)	1,711	113,953
		330,156
Food Products - 0.4%
Beyond Meat, Inc.	1,151	127,093
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	561	109,485

TOTAL CONSUMER STAPLES		566,734

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Hess Corp.	6,458	365,329
Pioneer Natural Resources Co.	1,601	216,135
		581,464
FINANCIALS - 8.2%
Banks - 2.9%
First Republic Bank	3,150	349,272
Signature Bank	3,296	467,669
		816,941
Capital Markets - 4.3%
BlackRock, Inc. Class A	226	119,181
EQT AB (a)	800	10,163
Intercontinental Exchange, Inc.	2,438	243,166
Morningstar, Inc.	1,737	272,518
The Blackstone Group LP	3,616	220,829
Tradeweb Markets, Inc. Class A	3,935	181,718
XP, Inc. Class A (a)	3,513	141,012
		1,188,587
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,210	271,560

TOTAL FINANCIALS		2,277,088

HEALTH CARE - 16.4%
Biotechnology - 4.4%
Argenx SE ADR (a)	2,295	331,146
Ascendis Pharma A/S sponsored ADR (a)	484	65,388
Black Diamond Therapeutics, Inc. (a)	300	11,250
Blueprint Medicines Corp. (a)	512	32,486
Neurocrine Biosciences, Inc. (a)	1,520	152,122
Vertex Pharmaceuticals, Inc. (a)	2,780	631,199
		1,223,591
Health Care Equipment & Supplies - 7.6%
Boston Scientific Corp. (a)	7,974	333,871
Danaher Corp.	5,332	857,759
Genmark Diagnostics, Inc. (a)	1,983	10,688
Hologic, Inc. (a)	2,682	143,541
Masimo Corp. (a)	2,220	378,732
Penumbra, Inc. (a)	1,298	227,747
ResMed, Inc.	1,095	174,072
		2,126,410
Health Care Providers & Services - 2.2%
Andlauer Healthcare Group, Inc. (a)	1,000	16,322
UnitedHealth Group, Inc.	2,119	577,322
		593,644
Health Care Technology - 0.7%
Veeva Systems, Inc. Class A (a)	1,326	194,405
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	2,576	235,421
Bruker Corp.	3,722	184,127
		419,548

TOTAL HEALTH CARE		4,557,598

INDUSTRIALS - 7.8%
Aerospace & Defense - 2.6%
TransDigm Group, Inc.	1,118	719,187
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	867	77,094
Commercial Services & Supplies - 1.6%
Cintas Corp.	638	177,983
Copart, Inc. (a)	1,966	199,470
Waste Connection, Inc. (United States)	623	60,001
		437,454
Machinery - 1.6%
Fortive Corp.	1,559	116,816
PACCAR, Inc.	4,685	347,674
		464,490
Road & Rail - 1.3%
Lyft, Inc.	7,798	370,249
Trading Companies & Distributors - 0.4%
Indutrade AB	3,021	109,080

TOTAL INDUSTRIALS		2,177,554

INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	252	56,282
IT Services - 5.2%
Black Knight, Inc. (a)	2,887	193,198
EPAM Systems, Inc. (a)	847	193,235
Euronet Worldwide, Inc. (a)	1,223	192,794
GoDaddy, Inc. (a)	3,305	222,129
MongoDB, Inc. Class A (a)	851	139,487
VeriSign, Inc. (a)	1,856	386,308
Wix.com Ltd. (a)	966	137,839
		1,464,990
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	2,107	231,243
NVIDIA Corp.	1,522	359,846
SolarEdge Technologies, Inc. (a)	404	39,535
		630,624
Software - 22.3%
Adobe, Inc. (a)	2,714	952,994
Atlassian Corp. PLC (a)	1,382	203,154
BlackLine, Inc. (a)	1,099	67,226
Cloudflare, Inc. (a)	108	1,929
Datadog, Inc. Class A (a)	62	2,865
DocuSign, Inc. (a)	4,185	328,564
HubSpot, Inc. (a)	875	158,323
Intuit, Inc.	1,092	306,175
LivePerson, Inc. (a)	1,784	73,162
Microsoft Corp.	11,528	1,962,411
Paylocity Holding Corp. (a)	1,653	234,544
RingCentral, Inc. (a)	1,290	265,198
Salesforce.com, Inc. (a)	4,919	896,783
Slack Technologies, Inc. Class A (a)	2,200	45,606
SS&C Technologies Holdings, Inc.	721	45,430
SurveyMonkey (a)	2,980	52,597
The Trade Desk, Inc. (a)	472	127,053
Workday, Inc. Class A (a)	1,819	335,842
Workiva, Inc. (a)	2,196	99,896
Zoom Video Communications, Inc. Class A	687	52,418
		6,212,170

TOTAL INFORMATION TECHNOLOGY		8,364,066

MATERIALS - 2.6%
Chemicals - 0.3%
Westlake Chemical Corp.	1,485	90,882
Metals & Mining - 2.3%
Barrick Gold Corp.	33,979	629,291
Steel Dynamics, Inc.	355	10,607
		639,898

TOTAL MATERIALS		730,780

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	816	133,171
Crown Castle International Corp.	4,220	632,325
Public Storage	592	132,466
		897,962
TOTAL COMMON STOCKS
(Cost $23,444,141)		27,324,369

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.58% (b)
(Cost $545,931)	545,822	545,931
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,990,072)		27,870,300
NET OTHER ASSETS (LIABILITIES) - 0.0%		8,000
NET ASSETS - 100%		$27,878,300

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,288
Total	$4,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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